Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Assumptions used to Estimate Fair Value of Warrant Liability
The following assumptions were used to estimate the fair value of the common stock warrant liability at June 30, 2018:

June 30, 2018
Expected term	2.8 years
Risk-free interest rate	2.59%
Expected volatility	79.2%
Expected dividend yield	—%

The following weighted-average assumptions were used to estimate the fair value of the common stock warrant liability at December 31, 2017:

December 31, 2017
Expected term	1.9 years
Risk-free interest rate	1.87%
Expected volatility	78.43%
Expected dividend yield	—%

Reconciliation of Liabilities Measured at Fair Value on a Recurring Basis
The following is a reconciliation of the Company’s liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) for the six months ended June 30, 2018:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Common Stock Warrant Liability
Balance at January 1, 2018	$523
Loss included in other income (expense), net	1,042
Balance at June 30, 2018	$1,565

The following is a reconciliation of the Company’s liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) for the year ended December 31, 2017:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Preferred Stock Warrant Liability	Common Stock Warrant Liability	Total
Balance at January 1, 2017	$201	$—	$201
Additions	—	536	536
Gain included in other income (expense), net	(201)	(13)	(214)
Balance at December 31, 2017	$—	$523	$523